Insurance Contracts - Summary of Liquidity risk of insurance contracts (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩) [1]	Dec. 31, 2022 KRW (₩)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Assets portfolio	₩ 1,497,147	$ 1,013,050	₩ 1,642,432	[1]	₩ 1,484,622
Liabilities portfolio	56,266	$ 38,072	36,030	[1]	₩ 31,728
Amount payable	26,374,280		25,446,211
Reinsurance contracts held [member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	458,039		413,111			₩ 343,217
1 year | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	(53,417)		(364,422)
Net Insurance contract liabilities	(53,417)		(364,422)
Net Insurance contract assets	0		0
Assets portfolio	1,445		(2,571)
Liabilities portfolio	7,833		(3,096)
1 year | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	9,278		(5,667)
1 year ~ 2 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	(69,388)		(243,265)
Net Insurance contract liabilities	(69,388)		(243,265)
Net Insurance contract assets	0		0
Assets portfolio	(121)		691
Liabilities portfolio	1,583		2,404
1 year ~ 2 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	1,462		3,095
2 years ~ 3 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	305,581		(41,810)
Net Insurance contract liabilities	305,581		(41,810)
Net Insurance contract assets	0		0
Assets portfolio	(555)		908
Liabilities portfolio	1,231		2,470
2 years ~ 3 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	676		3,378
3 years ~ 4 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	603,797		279,853
Net Insurance contract liabilities	603,797		279,853
Net Insurance contract assets	0		0
Assets portfolio	42		465
Liabilities portfolio	1,636		2,240
3 years ~ 4 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	1,678		2,705
4 years ~ 5 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	1,255,863		631,806
Net Insurance contract liabilities	1,255,863		631,806
Net Insurance contract assets	0		0
Assets portfolio	108		387
Liabilities portfolio	1,597		2,026
4 years ~ 5 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	1,705		2,413
5 years ~ 10 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	4,958,494		4,849,035
Net Insurance contract liabilities	4,958,494		4,849,035
Net Insurance contract assets	0		0
Assets portfolio	224		744
Liabilities portfolio	7,946		8,885
5 years ~ 10 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	8,170		9,629
10~20 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	11,992,714		12,457,375
Net Insurance contract liabilities	11,992,714		12,457,375
Net Insurance contract assets	0		0
Assets portfolio	(163)		35
Liabilities portfolio	17,159		17,381
10~20 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	16,996		17,416
Over 20 years | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	35,343,913		38,335,547
Net Insurance contract liabilities	35,343,913		38,335,547
Net Insurance contract assets	0		0
Assets portfolio	(351)		131
Liabilities portfolio	52,513		60,663
Over 20 years | Reinsurance contracts held [member] | KB Life Insurance Co., Ltd.(former Prudential Life Insurance Company of Korea Ltd.)
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net insurance contract liabilities	52,162		60,794
Liquidity risk | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	55,524,834		48,767,341
Net Insurance contract assets	(744,345)		(928,066)
Liquidity risk | 1 year | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	1,336,553		1,637,409
Net Insurance contract assets	(1,292,222)		(1,390,791)
Liquidity risk | 1 year ~ 2 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	(1,378,015)		(1,369,600)
Net Insurance contract assets	(9,362)		(3,892)
Liquidity risk | 2 years ~ 3 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	(1,070,191)		(1,001,841)
Net Insurance contract assets	(851)		11,622
Liquidity risk | 3 years ~ 4 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	(1,095,687)		(674,656)
Net Insurance contract assets	11,504		8,801
Liquidity risk | 4 years ~ 5 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	(781,885)		(700,585)
Net Insurance contract assets	10,017		3,709
Liquidity risk | 5 years ~ 10 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	(1,050,291)		(648,167)
Net Insurance contract assets	20,540		(3,614)
Liquidity risk | 10 years ~ 20 years | KB Insurance Co., Ltd.
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Net Insurance contract liabilities	59,564,350		51,524,781
Net Insurance contract assets	₩ 516,029		₩ 446,099

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.